Employee benefits - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contributions
Expense of defined contribution plans	$ 233	$ 210	$ 218
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	229	270
Of which, discretionary contributions to defined benefit pension plans	15	15
Contributions by employer, noncash	31	52	$ 22
Estimated contribution by employer, next fiscal year	212
Estimated discretionary contributions by employer, next fiscal year	15
Expected future cash flows in respect of pension and other postretirement benefit plans
2018	682
2019	632
2020	632
2021	613
2022	611
Years 2023-2027	2,948
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	11	$ 11
Estimated contribution by employer, next fiscal year	12
Expected future cash flows in respect of pension and other postretirement benefit plans
2018	12
2019	12
2020	11
2021	11
2022	11
Years 2023-2027	$ 46